CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Proceeds from initial public offering, offering costs	$ 39,091
Proceeds from follow-on offering, offering costs	$ 1,951